Revenue from Contracts with Customers	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customers
5. Revenue from Contracts with Customers
The following table presents revenue from contracts with customers disaggregated by product line and timing of revenue recognition:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020

	(in thousands)
Revenue recognized at a point in time:
Seamap	$5,256	$3,881	$8,169	$5,870
Klein	1,406	1,004	2,556	2,002

Total revenue recognized at a point in time	$6,662	$4,885	$10,725	$7,872

Revenue recognized over time:
Seamap	$145	$201	$276	$401

Total revenue recognized over time	145	201	276	401

Total revenue from contracts with customers	$6,807	$5,086	$11,001	$8,273

The revenue from products manufactured and sold by our Seamap and Klein businesses is generally recognized at a point in time, or when the customer takes possession of the product, based on the terms and conditions stipulated in our contracts with customers. Our Seamap business also provides Software Maintenance Agreements (“SMA”) to customers who have an active license for software embedded in Seamap products. The revenue from SMA’s is recognized over time, with the total value of the SMA amortized in equal monthly amounts over the life of the contract, which is typically twelve months.
The following table
presents
revenue from contracts with customers disaggregated by
geography
, based on shipping location of our customers:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020

	(in thousands)
United States	$219	$686	$578	$1,786
Europe	3,520	1,604	6,102	2,980
Middle East & Africa	675	221	689	297
Asia-Pacific	2,188	2,222	2,893	2,499
Canada & Latin America	205	353	739	711

Total revenue from contracts with customers	$6,807	$5,086	$11,001	$8,273

As of July 31, 2021, and January 31, 2021, contract assets and liabilities consisted of the following:

	July 31 , 2021	January 31, 2021

	(in thousands)
Contract Assets:
Unbilled revenue — current	$106	$85

Total unbilled revenue	$106	$85

Contract Liabilities:
Deferred revenue & customer deposits — current	$399	$691

Total deferred revenue & customer deposits	$399	$691

Considering the products manufactured and sold by our Seamap and Klein businesses and the Company’s standard contract terms and conditions, we expect our contract assets and liabilities to turn over, on average, within a period of three to nine months.
Pursuant to our accounting policies and procedures related to revenue from contracts with customers, sales and transaction-based taxes are excluded from revenue. Also, we do not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less. Additionally, we expense costs incurred to obtain contracts when incurred because the amortization period would have been one year or less. These costs are recorded in selling, general and administrative expenses.

5. Revenue from Contracts with Customers
The following table presents revenue from contracts with customers disaggregated by product line and timing of revenue recognition:

	Twelve Months Ended January 31,
	2021	2020

	(in thousands)
Revenue recognized at a point in time:
Seamap	$16,304	$21,617
Klein	4,145	7,468
SAP	—	101

Total revenue recognized at a point in time	$20,449	$29,186

Revenue recognized over time:
Seamap	$766	$733
Klein	—	—
SAP	—	—

Total revenue recognized over time	766	733

Total revenue from contracts with customers	$21,215	$29,919

The revenue from products manufactured and sold by our Seamap and Klein businesses, as well as the revenue from products marketed and sold by our SAP business, is generally recognized at a point in time, or when the customer takes possession of the product, based on the terms and conditions stipulated in our contracts with customers. Our Seamap business also provides annual Software Maintenance Agreements (“SMA”) to customers who have an active license for software imbedded in Seamap products. The revenue from SMA is recognized over time, with the total value of the SMA amortized in equal monthly amounts over the life of the contract.
The following table presents revenue from contracts with customers disaggregated by geography, based on shipping location of our customers:

	Twelve Months Ended January 31,
	2021	2020

	(in thousands)
Revenue from contracts with customers:
United States	$3,687	$3,920
Europe, Russia & CIS	8,512	15,262
Middle East & Africa	1,226	1,576
Asia-Pacific	6,523	5,377
Canada & Latin America	1,267	3,784

Total revenue from contracts with customers	$21,215	$29,919

As of January 31, 2021, contract assets and liabilities consisted of the following:

	January 31, 2021	January 31, 2020

	(in thousands)
Contract Assets:
Unbilled revenue-current	$85	$13
Unbilled revenue - non-current	—	—

Total unbilled revenue	$85	$13

Contract Liabilities:
Deferred revenue & customer deposits — current	$691	$220
Deferred revenue & customer deposits — non-current	—	12

Total deferred revenue & customer deposits	$691	$232

Considering the products manufactured and sold by our Marine Technology Products business and the Company’s standard contract terms and conditions, we expect our contract assets and liabilities to turn over, on average, within a three to six-month
period.
With respect to the disclosures above, sales and transaction-based taxes are excluded from revenue, and we do not disclose the value of unsatisfied performance obligations for contacts with an original expected duration of one year or less. Also, we expense costs incurred to obtain contracts because the amortization period would be one year or less. These costs are recorded in selling, general and administrative expenses.